Deferred income tax - Differences between the accounting and tax basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	$ 35,531	$ 45,597
Deferred tax expense (income)	(44,046)	15,506	$ (37,501)
Credit (debit) to discontinued operations	(41,414)	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	3,382	(5,440)	(813)
Deferred tax liability (asset)	117,609	35,531	45,597
Deferred asset [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	267,172	237,709
Deferred tax expense (income)	44,659	24,023
Credit (debit) to discontinued operations	50,444
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(3,382)	5,440
Deferred tax liability (asset)	358,893	267,172	237,709
Deferred asset [Member] | Deferred asset for income tax before allowance [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	261,732	237,679
Deferred tax expense (income)	44,659	24,053
Credit (debit) to discontinued operations	50,444
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	356,835	261,732	237,679
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Unused tax losses [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	158,513	131,328
Deferred tax expense (income)	28,368	27,185
Credit (debit) to discontinued operations	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	186,881	158,513	131,328
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Difference in depreciation and amortization rates [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	63,903	61,287
Deferred tax expense (income)	(11,406)	2,616
Credit (debit) to discontinued operations	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	52,497	63,903	61,287
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision for closure of mining units, net [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	14,200	15,513
Deferred tax expense (income)	16,151	(1,313)
Credit (debit) to discontinued operations	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	30,351	14,200	15,513
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision for impairment of value of inventory [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	7,299	7,494
Deferred tax expense (income)	1,709	(195)
Credit (debit) to discontinued operations	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	9,008	7,299	7,494
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision For Bonuses To Employees And Officers [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	5,078	5,672
Deferred tax expense (income)	618	(594)
Credit (debit) to discontinued operations	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	5,696	5,078	5,672
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Contractors Claims Provisions [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	1,678
Deferred tax expense (income)	3,558	1,678
Deferred tax liability (asset)	5,236	1,678
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Contingent consideration liability [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	6,512	4,841
Deferred tax expense (income)	(1,285)	1,671
Deferred tax liability (asset)	5,227	6,512	4,841
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Impairment loss of long-lived assets [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	1,930	8,048
Deferred tax expense (income)		(6,118)
Deferred tax liability (asset)	1,930	1,930	8,048
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision For Sale Of Investment In Associate [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	0	0
Deferred tax expense (income)	0	0
Credit (debit) to discontinued operations	50,444
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	50,444	0	0
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Other temporary differences [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	2,619	3,496
Deferred tax expense (income)	6,946	(877)
Credit (debit) to discontinued operations	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	9,565	2,619	3,496
Deferred asset [Member] | Deferred asset included in retained earnings [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	267,172	237,679
Deferred tax expense (income)	44,659	24,053
Credit (debit) to discontinued operations	50,444
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(3,382)	5,440
Deferred tax liability (asset)	358,893	267,172	237,679
Deferred asset [Member] | Deferred asset included in retained earnings [Member] | Derivative financial instruments [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	5,440	0
Deferred tax expense (income)	0	0
Credit (debit) to discontinued operations	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(3,382)	5,440
Deferred tax liability (asset)	2,058	5,440	0
Deferred asset [Member] | Deferred assets for mining royalties [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)		30
Deferred tax expense (income)	0	(30)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tax other income		0
Deferred tax liability (asset)	0		30
Deferred liability [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(231,641)	(192,112)
Deferred tax expense (income)	(613)	(39,529)
Credit (debit) to discontinued operations	(9,030)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	(241,284)	(231,641)	(192,112)
Deferred liability [Member] | Deferred liability for income tax [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(231,267)	(191,944)
Deferred tax expense (income)	(708)	(39,323)
Credit (debit) to discontinued operations	(9,030)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	(241,005)	(231,267)	(191,944)
Deferred liability [Member] | Deferred liability for income tax [Member] | Difference in depreciation and amortization rates [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(47,035)	(44,007)
Deferred tax expense (income)	(2,078)	(3,028)
Credit (debit) to discontinued operations	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	(49,113)	(47,035)	(44,007)
Deferred liability [Member] | Deferred liability for income tax [Member] | Effect of translation into U.S. dollars [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(78,129)	(46,276)
Deferred tax expense (income)	(895)	(31,853)
Credit (debit) to discontinued operations	(9,030)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	(88,054)	(78,129)	(46,276)
Deferred liability [Member] | Deferred liability for income tax [Member] | Differences in amortization rates for development costs [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(64,836)	(69,345)
Deferred tax expense (income)	558	4,509
Credit (debit) to discontinued operations	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	(64,278)	(64,836)	(69,345)
Deferred liability [Member] | Deferred liability for income tax [Member] | Fair value of mining concessions [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(14,898)	(12,983)
Deferred tax expense (income)	0	(1,915)
Credit (debit) to discontinued operations	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	(14,898)	(14,898)	(12,983)
Deferred liability [Member] | Deferred liability for income tax [Member] | Other temporary differences [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(26,369)	(19,333)
Deferred tax expense (income)	1,707	(7,036)
Credit (debit) to discontinued operations	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	(24,662)	(26,369)	(19,333)
Deferred liability [Member] | Deferred liability for mining royalties [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(374)	(168)
Deferred tax expense (income)	95	(206)
Credit (debit) to discontinued operations	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred tax liability (asset)	$ (279)	$ (374)	$ (168)